INCOME TAXES - Income tax provision (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Federal
Current	$ 913,808	$ 240,507
Deferred	(336,127)	(398,526)
Change in valuation allowance	336,127	398,526
Income tax provision	$ 913,808	$ 240,507